Equity - Schedule of Warrants Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Warrants, Outstanding Beginning	312,078	74,435	45,445
Number of Warrants, Issued	337,357	247,209	29,755
Number of Warrants, Exercised			(765)
Number of Warrants, Forfeited		(9,566)
Number of Warrants, Outstanding Ending	649,435	312,078	74,435
Number of Warrants, Exercisable	649,435	312,078
Weighted Average Exercise Price, Outstanding Beginning	$ 23.66	$ 63.21	$ 61.88
Weighted Average Exercise Price, Issued	11.27	12.74	65.31
Weighted Average Exercise Price, Exercised			65.31
Weighted Average Exercise Price, Forfeited		49.00
Weighted Average Exercise Price, Outstanding Ending	17.22	23.66	$ 63.21
Weighted Average Exercise Price, Exercisable	$ 17.22	$ 23.66
Weighted Average Remaining Life In Years, Outstanding Beginning	3 years 3 months 19 days	1 year 10 months 25 days	2 years 2 months 12 days
Weighted Average Remaining Life In Years, Issued	5 years
Weighted Average Remaining Life In Years, Outstanding Ending	3 years 7 months 6 days	3 years 3 months 19 days	1 year 10 months 25 days
Weighted Average Remaining Life In Years, Exercisable	3 years 7 months 6 days	3 years 3 months 19 days